Unaudited Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	Convertible debt settled with shares	Recognition of share-based payments	RSUs	Share capital	Share capital Convertible debt settled with shares	Share capital RSUs	Share premium	Share premium Convertible debt settled with shares	Share premium RSUs	Other reserves	Other reserves Recognition of share-based payments	Other reserves RSUs	Translation reserve	Accumulated deficit
Beginning balance at Dec. 31, 2024	$ (412,771)				$ 2,826			$ 2,007,058			$ 17,272			$ (2,218)	$ (2,437,709)
Profit/ (loss) for the period	141,718														141,718
Foreign currency translation differences	3,434													3,434
Total comprehensive profit / (loss)	145,152													3,434	141,718
Capital contribution	78,289				79			78,210
Convertible debt settled with shares		$ 14,833				$ 13			$ 14,820
Recognition of share-based payments			$ 3,232	$ (2,209)			$ 6			$ 2,808		$ 3,232	$ (5,023)
Stock options recognised	146										146
Ending balance at Jun. 30, 2025	(173,328)				2,924			2,102,896			15,627			1,216	(2,295,991)
Beginning balance at Dec. 31, 2025	(284,487)				2,929			2,105,691			15,331			1,352	(2,409,790)
Profit/ (loss) for the period	(65,791)														(65,791)
Foreign currency translation differences	(1,403)													(1,403)
Total comprehensive profit / (loss)	(67,194)													(1,403)	(65,791)
Capital contribution	156,079				439			155,640
Convertible debt settled with shares							9			7,095
Recognition of share-based payments			$ 5,187	$ (1,228)			$ 9			$ 7,095		$ 5,187	$ (8,332)
Stock options recognised	164										164
Ending balance at Jun. 30, 2026	$ (191,479)				$ 3,377			$ 2,268,426			$ 12,350			$ (51)	$ (2,475,581)